Non-Controlling Interest	12 Months Ended
Jun. 30, 2025
Notes and other explanatory information [abstract]
Non-Controlling Interest

23. Non-Controlling Interest:

On November 1, 2023, the Company acquired 49.90% interest in both OFIT GM and OFIT RT. For the period from November 1, 2023 to June 30, 2024, net loss of $80 in OFIT GM and $30 in OFIT RT were allocated to non-controlling interest.

On July 8, 2024, the Company completed the acquisition of SFF. Through SFF’s wholly and partially owned subsidiaries, SFF holds ownership interests in its special purpose vehicles, with ownership percentages ranging from 25% to 100%.

On February 19, 2025, the Company purchased 24.95% of the shares of 2387280 Ontario Inc. previously owned by Blackstone Energy Solutions Inc.

During the year ended June 30, 2025, the Company amended a shareholder agreement to establish fixed payments to a non-controlling shareholder. This amendment resulted in the related interest meeting the definition of a financial liability under IAS 32, Financial Instruments: Presentation, as it creates a contractual obligation to deliver cash irrespective of project performance. Accordingly, the balance previously presented within equity in the prior year has been remeasured and reclassified to other liabilities due to non-controlling interest holders, and is now included within trade and other payables and other long-term liabilities in the consolidated statements of financial position. In addition, non-controlling interests arising from SFF entities acquired during the year have been evaluated under the same principles. Where contractual arrangements create an obligation to deliver fixed or determinable payments to minority shareholders, such balances are classified as a financial liability. All other non-controlling interests without such obligations continue to be presented within equity, separately from the equity attributable to the owners of the parent, in accordance with IFRS 10.

June 30, 2025
Other long-term liabilities	$693
Trade and other payables	$38

Summarized financial information for the Company’s subsidiaries that have non-controlling interests is set out below. The amounts are before intercompany eliminations.

As at June 30, 2025:	Current assets	Non-current assets	Current liabilities	Non-current liabilities	Net assets (liabilities)	Carrying amount of NCI
2467264 Ontario Inc.	$2	$-	$(928)	$-	$(926)	$(45)
OFIT RT	156	1,747	(136)	(1,510)	257	564
	$158	$1,747	$(1,064)	$(1,510)	$(669)	$519

As at June 30, 2024:	Current assets	Non-current assets	Current liabilities	Non-current liabilities	Net assets (liabilities)	Carrying amount of NCI
2467264 Ontario Inc.	$2	$-	$(928)	$-	$(926)	$(45)
OFIT GM	561	4,237	(771)	(4,039)	(12)	1,766
OFIT RT	160	1,768	(98)	(1,569)	261	640
	$723	$6,005	$1,797	$5,608	$(677)	$2,361

POWERBANK CORPORATION

(FORMERLY SOLARBANK CORPORATION)

Notes to Consolidated Financial Statements

(Expressed in thousands of Canadian dollars, except per share amounts and as otherwise indicated)

For the years ended June 30, 2025 and 2024

23. Non-Controlling Interest (continued):

	Year ended June 30, 2025
	Comprehensive income (loss)	Allocated to NCI
OFIT RT	$(152)	$(76)
2467264 Ontario Inc.	-	-
	$(152)	$(76)

	Year ended June 30, 2024
	Comprehensive income (loss)	Allocated to NCI

2467264 Ontario Inc.	$156	$-
OFIT GM	(160)	(80)
OFIT RT	(60)	(30)
Solar Alliance DevCo LLC	61	15
	$(3)	(95)

	Year ended June 30, 2025
	Net cash flows from operating activities	Net cash flows from investing activities	Net cash flows used in financing activities

OFIT RT	$71	$-	$58
2467264 Ontario Inc.	-	-	-

	Year ended June 30, 2024
	Net cash flows from operating activities	Net cash flows from investing activities	Net cash flows used in financing activities

2467264 Ontario Inc.	$2	$-	$-
OFIT GM	434	243	(289)
OFIT RT	25	201	(106)

POWERBANK CORPORATION

(FORMERLY SOLARBANK CORPORATION)

Notes to Consolidated Financial Statements

(Expressed in thousands of Canadian dollars, except per share amounts and as otherwise indicated)

For the years ended June 30, 2025 and 2024